UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Broadview Advisors, LLC
Address: 	100 E Wisconsin Avenue
		Suite 2250
		Milwaukee, WI 53202

Form 13F File Number: 28-10489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ethan A. Hill
Title: Assistant Vice President
Phone: 414-918-3970

100 E Wisconsin Ave., Suite 2250
Milwaukee, WI 53202

October 25, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  98
Form 13F Information Table Value Total:  434092 (thousands)

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204      621 29400.000000 SH   Sole             29400.000000
Abercrombie & Fitch            COM              002896207     9401 239100.000000 SH  Sole            239100.000000
Allstate Corp                  COM              020002101      505 16000.000000 SH   Sole             16000.000000
Altera Corp.                   COM              021441100     4847 160700.000000 SH  Sole            160700.000000
Applied Materials              COM              038222105      502 43000.000000 SH   Sole             43000.000000
Arch Coal Inc.                 COM              039380100     4640 173700.000000 SH  Sole            173700.000000
Arrow Electronics              COM              042735100     9949 372192.000000 SH  Sole            372192.000000
Arthur J Gallagher & Co        COM              363576109     4826 183000.000000 SH  Sole            183000.000000
Associated Banc-Corp           COM              045487105     4937 374317.000000 SH  Sole            374317.000000
Avid Technologies Inc          COM              05367P100     3333 254200.000000 SH  Sole            254200.000000
Banco Santander Brazil SA      COM              05967A107      620 45000.000000 SH   Sole             45000.000000
Barnes Group Inc               COM              067806109     6504 369753.000000 SH  Sole            369753.000000
Beacon Roofing Supply          COM              073685109     2544 174600.000000 SH  Sole            174600.000000
Beckman Coulter Inc            COM              075811109     3967 81300.000000 SH   Sole             81300.000000
Blackrock Income Tr Inc        COM              09247F100      653 93500.000000 SH   Sole             93500.000000
Brady Corp cl A                COM              104674106     7905 271000.000000 SH  Sole            271000.000000
Brunswick Corp                 COM              117043109     4524 297242.000000 SH  Sole            297242.000000
CISCO Systems Inc              COM              17275R102      442 20200.000000 SH   Sole             20200.000000
Cardtronics Inc                COM              14161H108     5114 331630.000000 SH  Sole            331630.000000
Celanese Corp.                 COM              150870103    10423 324700.000000 SH  Sole            324700.000000
Charles Schwab Corp            COM              808513105      210 15100.000000 SH   Sole             15100.000000
Chicago Bridge & Iron          COM              167250109     9963 407500.000000 SH  Sole            407500.000000
Ciena Corporation              COM              171779309     4912 315500.000000 SH  Sole            315500.000000
Cintas                         COM              172908105     7389 268200.000000 SH  Sole            268200.000000
Cobiz Financial Inc            COM              190897108     1692 304251.000000 SH  Sole            304251.000000
Columbus McKinnon Corp         COM              199333105     4279 257928.000000 SH  Sole            257928.000000
Covance Inc                    COM              222816100     3940 84200.000000 SH   Sole             84200.000000
Crocks Incorporated            COM              227046109     3771 290100.000000 SH  Sole            290100.000000
Cytec Industries Inc           COM              232820100     5239 92917.000000 SH   Sole             92917.000000
Dresser Rand Group Inc         COM              261608103     4051 109800.000000 SH  Sole            109800.000000
Du Pont E I De Nemours & Co    COM              263534109      759 17000.000000 SH   Sole             17000.000000
First Interstate Banc System   COM              32055Y201      232 17221.000000 SH   Sole             17221.000000
FirstMerit Bancorp             COM              337915102     1779 97111.959812 SH   Sole             97111.959812
Fiserv Inc.                    COM              337738108     5969 110900.000000 SH  Sole            110900.000000
Genworth Financial Inc         COM              37247D106     3783 309600.000000 SH  Sole            309600.000000
Greatbatch Inc                 COM              39153L106     4949 213400.000000 SH  Sole            213400.000000
HealthSouth Corp               COM              421924309    10218 532200.000000 SH  Sole            532200.000000
Henry Jack & Associates        COM              426281101      178 7000.000000 SH    Sole              7000.000000
Hexcel Corp                    COM              428291108     8271 464929.000000 SH  Sole            464929.000000
Higher One Holdings Inc        COM              42983D104     1831 111063.000000 SH  Sole            111063.000000
Hologic Inc                    COM              436440101     7558 472100.000000 SH  Sole            472100.000000
Honeywell International Inc    COM              438516106      518 11800.000000 SH   Sole             11800.000000
Icon PLC                       COM              45103T107     5448 251999.000000 SH  Sole            251999.000000
Intel Corporation              COM              458140100      538 28000.000000 SH   Sole             28000.000000
Intermec Inc                   COM              458786100     3405 277745.000000 SH  Sole            277745.000000
Interpublic Group of Companies COM              460690100     8731 870500.000000 SH  Sole            870500.000000
JPMorgan Chase & Co            COM              46625H100      274 7200.000000 SH    Sole              7200.000000
Johnson Controls Inc           COM              478366107      598 19600.000000 SH   Sole             19600.000000
Kadant Inc                     COM              48282T104     1460 77211.000000 SH   Sole             77211.000000
Kaydon Corp                    COM              486587108     5466 157966.000000 SH  Sole            157966.000000
Kennametal Inc.                COM              489170100    15949 515643.000000 SH  Sole            515643.000000
Kinder Morgan Energy LLP       COM              494550106      534 7800.000000 SH    Sole              7800.000000
Kohls Corp                     COM              500255104      200 3800.000000 SH    Sole              3800.000000
Liberty Media Holdings Corp    COM              53071M104      206 15000.000000 SH   Sole             15000.000000
Liz Claiborne                  COM              539320101     5944 977600.000000 SH  Sole            977600.000000
MKS Instruments Inc.           COM              55306N104     9834 546953.000000 SH  Sole            546953.000000
Manitowoc Company Inc          COM              563571108     3937 325100.000000 SH  Sole            325100.000000
Metlife Inc                    COM              59156R108      308 8000.000000 SH    Sole              8000.000000
Modine Manufacturing Co        COM              607828100      965 74400.000000 SH   Sole             74400.000000
Molex Inc A                    COM              608554200    18347 1049595.000000 SH Sole           1049595.000000
Owens Illinois Inc             COM              690768403     5129 182800.000000 SH  Sole            182800.000000
PETsMART Inc.                  COM              716768106     5295 151300.000000 SH  Sole            151300.000000
Pactiv Corporation             COM              695257105     6100 184962.000000 SH  Sole            184962.000000
Parametric Technology          COM              699173209     6255 320100.000000 SH  Sole            320100.000000
PartnerRe Ltd.                 COM              G6852T105     9131 113883.000000 SH  Sole            113883.000000
Patterson Companies Inc        COM              703395103     8359 291748.000000 SH  Sole            291748.000000
Peroleo Brasileiro Sa Petro    COM              71654V408      254 7000.000000 SH    Sole              7000.000000
Petrohawk Energy Corp          COM              716495106     2101 130200.000000 SH  Sole            130200.000000
Polypore Intl Inc              COM              73179V103      217 7200.000000 SH    Sole              7200.000000
Red Robbin Gourmet Burgers Inc COM              75689M101     1867 95200.000000 SH   Sole             95200.000000
Reinsurance Group of           COM              759351604     9561 198000.000000 SH  Sole            198000.000000
Republic Services In           COM              760759100     7101 232900.000000 SH  Sole            232900.000000
Roadrunner Transportation      COM              76973Q105     2138 197200.000000 SH  Sole            197200.000000
Rockwood Holdings Inc          COM              774415103     7767 246800.000000 SH  Sole            246800.000000
Rowan Companies Inc.           COM              779382100     5544 182600.000000 SH  Sole            182600.000000
Royal Caribbean Cruises Ltd    COM              V7780T103     7712 244600.000000 SH  Sole            244600.000000
SM Energy Co                   COM              78454L100      412 11000.000000 SH   Sole             11000.000000
Sandy Spring Bancorp Inc       COM              800363103     3041 196200.000000 SH  Sole            196200.000000
Sapient Corporation            COM              803062108     9468 791000.000000 SH  Sole            791000.000000
Scansource Inc                 COM              806037107     7445 268400.000000 SH  Sole            268400.000000
Sothebys Holdings Inc          COM              835898107      228 6200.000000 SH    Sole              6200.000000
Sterling Bancshares Inc        COM              858907108      138 25700.000000 SH   Sole             25700.000000
TCF Financial Corp             COM              872275102      186 11500.000000 SH   Sole             11500.000000
Talbots Inc                    COM              874161102     2534 193400.000000 SH  Sole            193400.000000
Texas Capital Bancshares Inc   COM              88224Q107      242 14000.000000 SH   Sole             14000.000000
Twin Disc Incorporat           COM              901476101      738 52900.000000 SH   Sole             52900.000000
US Bancorp                     COM              902973304      573 26500.000000 SH   Sole             26500.000000
UTI Worldwide Inc              COM              G87210103     6397 397800.000000 SH  Sole            397800.000000
Ulta Salon Cosm and Frag Inc   COM              90384S303     7580 259600.000000 SH  Sole            259600.000000
VCA Antech                     COM              918194101     8645 409894.000000 SH  Sole            409894.000000
Vital Images Inc               COM              92846N104     3125 236200.000000 SH  Sole            236200.000000
Volcom Incorporated            COM              92864N101     8293 433745.000000 SH  Sole            433745.000000
Waste Management Inc           COM              94106L109      586 16400.000000 SH   Sole             16400.000000
Werner Enterprises Inc.        COM              950755108     6129 299100.000000 SH  Sole            299100.000000
Winnebago IndustriesInc        COM              974637100     8298 796400.000000 SH  Sole            796400.000000
Wright Medical Group Inc       COM              98235T107     4878 338500.000000 SH  Sole            338500.000000
Zumiez Inc.                    COM              989817101     5042 238290.000000 SH  Sole            238290.000000
SPDR SER TR KBW Regional Banki MUTUAL FUND      78464A698     5691   248400 SH       Sole                   248400